Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events

18. Subsequent Events

The Company has evaluated subsequent events for adjustment to or disclosure in its condensed consolidated financial statements through the date of the report, and has not identified any recordable or disclosable events, not otherwise reported in these condensed consolidated financial statements or the notes thereto, except for the following:

Virtu Financial made profit distributions to its members, including the Company, in the amount of $10.0 million, on August 4, 2015.

The Company’s Board of Directors declared a dividend of $0.24 per share of Class A common stock and Class B common stock that is payable on September 15, 2015 to holders of record as of September 1, 2015.

Virtu Financial, LLC and subsidiaries
Subsequent Events

20. Subsequent Events

The Company has evaluated subsequent events through February 19, 2015, the date the consolidated financial statements were issued. The Company did not note any subsequent events requiring disclosure to the consolidated financial statements except for the following. The Company made tax and profit distributions to its members in the amount of $48.8 million and $21.2 million, respectively, from January 1, 2015 to February 19, 2015. The Company has entered into a new office lease agreement with a commencement date of January 16, 2015 and a minimum commitment of $7.6 million that is included in the table in Note 12. As a result, the Company plans to vacate its current office space, which is under a non‑cancellable lease agreement ending on February 28, 2019. The Company is in the process of determining the impact of the cease‑use of the current premise but estimates that it could recognize a maximum loss of approximately $3.0 million from future lease payments and a write‑off of leasehold improvements if it cannot successfully find a sub‑lessee.